Short-term Investments	12 Months Ended
Dec. 31, 2020
Short Term Investments [Abstract]
Short-term Investments
4.	Short-term investments

As of December 31, 2020, the Company’s short-term investments comprised of only debt securities, with a total balance of $135,248 (December 31, 2019 - $50,274). All of the short-term held-to-maturity investments were deposits in commercial banks with maturities of less than one year and the Company has the intent and ability to hold those securities to maturity.

During the years ended December 31, 2020, 2019 and 2018, the Company recorded interest income from its short-term investments of $1,154, $797 and $47 in the consolidated statements of comprehensive income, respectively.